Disclosures on equity - Capital Management Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosures Of Equity [Line Items]
Net financial debt	$ 2,387,486	$ 2,161,874	$ (660,246)
Liquidity, ratio	2.51	2.50
Capital Management
Disclosures Of Equity [Line Items]
Net financial debt	$ 2,303,673	$ 2,086,717
Liquidity, ratio	2.51	2.33
ROE, percentage	(13.31)	20.78
Adjusted EBITDA	$ 1,483,571	$ 3,180,071
EBITDA	$ 1,514,382	$ 3,226,202
ROA, percentage	13.60	35.90
Indebtedness, ratio	0.44	0.47